Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 235,936,898	$ 234,592,823
Fair Value through Profit or Loss	75,674	0
Argentine central bank's bills and notes [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	181,567,431	193,695,730
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	51,904,219	36,652,618
Corporate Securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,465,248	4,244,475
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,247,078	3,267,935
Repurchase transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	203,205,457	92,067,820
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	10,039,375	4,214,265
Amortized Cost	13,332,551	11,021,219
Loans and other financing [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	744,433,702	794,608,259
Other debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	90,126,580	28,505,749
Fair Value through OCI	4,230,419	6,317,055
Financial assets pledged as collateral [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	12,051,320	3,072,506
Amortized Cost	23,184,348	25,179,908
Investments in Equity Investments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,251,934	8,621,309
Cash and due from banks [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	237,426,843	264,787,060
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	1,035,957,929	1,020,886,486
Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	75,674
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	712,129	86,716
Repurchase transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	324,119
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	195,659,168	147,171,842
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	23,710,704	20,880,419
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	27,971,776	25,771,621
Subordinated debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	$ 26,275,536	$ 32,684,216